NORTHERN LIGHTS FUND TRUST

Securities and Exchange Commission	October 29, 2021

100 F Street, N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re: Northern Lights Fund Trust –       Altegris Futures Evolution Strategy Fund

Donoghue Forlines Tactical Allocation Fund

Donoghue Forlines Tactical Income Fund

Donoghue Forlines Dividend Fund

Donoghue Forlines Momentum Fund

Donoghue Forlines Risk Managed Income Fund

PSI Strategic Growth Fund

Post-Effective Amendment No. 1378,1379,1380 to the Registration Statement on Form N-1A (File No. 333-122917, CIK No. 0001314414)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Fund Trust (the “Trust”), on behalf of Altegris Futures Evolution Strategy Fund, Donoghue Forlines Tactical Allocation Fund, Donoghue Forlines Tactical Income Fund, Donoghue Forlines Dividend Fund, Donoghue Forlines Momentum Fund, Donoghue Forlines Risk Managed Income Fund, and PSI Strategic Growth Fund pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the form of prospectus and statement of additional information that would have been filed pursuant to paragraphs (b) and (c) of Rule 497 under the 1933 Act would not have differed from that contained in the following Post-Effective

Amendment to the Trust’s registration statement on Form N-1A (the “Amendments”):

Fund Name:	Post-Effective Amendment Number:	SEC Accession Number:	Date of Amendment Filing:
Altegris Futures Evolution Strategy Fund	1379	0001580642-21-005021	October 26, 2021
Donoghue Forlines Tactical Allocation Fund	1380	0001580642-21-005039	October 27, 2021
Donoghue Forlines Tactical Income Fund	1380	0001580642-21-005039	October 27, 2021
Donoghue Forlines Dividend Fund	1380	0001580642-21-005039	October 27, 2021
Donoghue Forlines Momentum Fund	1380	0001580642-21-005039	October 27, 2022
Donoghue Forlines Risk Managed Income Fund	1380	0001580642-21-005039	October 27, 2021
PSI Strategic Growth Fund	1378	0001580642-21-004980	October 25, 2021

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265 or to me at (631) 470-2600.

Very truly yours,

/s/ Stephanie Shearer

Stephanie Shearer

Secretary